Government Incentives (Tables)	12 Months Ended
Dec. 31, 2018
Government Incentives
Schedule of government grants recognized

	Year Ended December 31,
	2018	2017	2016
	(in US$’000)
Research and development expenses	1,422	876	1,269
Other income	573	—	—
	1,995	876	1,269